CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (1,604,244)	$ (6,316,041)	$ 15,671,879
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	19,110,476	24,644,190	25,502,597
Gain on disposal of property and equipment	(635,265)	(676,422)	(1,069,766)
Non-cash compensation	817,391	972,711	601,059
Deferred income taxes	(2,792,520)	(3,308,713)	359,535
Changes in operating assets and liabilities
Trade accounts receivable	23,374,057	24,086,780	(16,021,574)
Cost and estimated earnings in excess of billings on uncompleted contracts	3,046,174	3,950,483	(1,121,420)
Prepaid expenses and other	2,105,774	3,230,777	2,820,516
Prepaid federal and state income tax	(1,673,101)	(3,777,853)	78,268
Other assets	1,769	3,755	(17,991)
Trade accounts payable	(9,374,217)	(9,439,503)	4,328,707
Accrued liabilities	(2,184,320)	(2,856,390)	2,911,755
Billings in excess of cost and estimated earnings on uncompleted contracts	(2,741,145)	(3,068,487)	2,814,863
Income tax payable	(3,543,613)	(4,475,945)	2,424,634
Net cash provided by operating activities	23,907,216	22,969,342	39,283,062
Cash flows from investing activities
Capital expenditures	(1,250,550)	(1,848,678)	(31,970,418)
Proceeds from sale of property and equipment	1,090,607	1,181,180	1,704,722
Net cash used in investing activities	(159,943)	(667,498)	(30,265,696)
Cash flows from financing activities
Principal payments on notes payable	(9,929,954)	(13,342,462)	(11,338,097)
Principal payments on capital lease obligations	(1,586,423)	(2,069,661)	(2,081,176)
Proceeds from exercise of stock options	395,551	416,390	377,381
Payment of dividends	(939)	(939)	(3,099,014)
Net cash used in financing activities	(11,121,765)	(14,996,672)	(16,140,906)
Net increase in cash and cash equivalents	12,625,508	7,305,172	(7,123,540)
Effect of exchange rates on cash	96,048	210,958	(7,775)
Cash and cash equivalents at beginning of year	8,614,244	8,614,244	15,745,559
Cash and cash equivalents at end of year	21,335,800	16,130,374	8,614,244
Supplemental cash flow information
Interest paid	903,667	1,129,581	1,222,454
Income taxes paid	8,167,772	9,474,481	7,022,640
Noncash investing and financing activities
Capital lease obligations incurred	368,396	626,187	2,935,514
Financed equipment purchase			22,201,800
Financed insurance premiums	3,064,370	3,237,881	3,050,024
Restricted stock awards to employees	25,441	25,440	1,334,014
Treasury shares issued for stock options exercised	$ 484,866	$ 560,090	$ 433,615